Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite Lived Intangible Assets Excluding Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	¥ 4,071	¥ 4,342
Accumulated amortization	(3,458)	(2,820)
Net carrying value	613	1,522
Amortization expenses	638	1,021	¥ 1,988
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	4,071	4,342
Accumulated amortization	(3,458)	(2,820)
Net carrying value	¥ 613	¥ 1,522